Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A Ordinary Shares Subject to Possible Redemption

Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Public Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. As of September 30, 2023 and December 31, 2022, there were 1,837,593 and 32,369,251 Class A ordinary shares subject to possible redemption and classified outside of permanent equity in the condensed consolidated balance sheets.

In connection with the extraordinary general meeting held on March 16, 2023, holders of 30,006,034 of the Company’s Class A ordinary shares exercised their right to redeem for a redemption value totaling $306,691,945. In connection with the extraordinary general meeting held on September 22, 2023, holders of 525,624 of the Company’s Class A ordinary shares exercised their right to redeem for a redemption value totaling $5,587,383, which remains outstanding and payable as of September 30, 2023.

The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022 is reconciled on the following table:

Gross proceeds from Initial Public Offering, including sale of the Over-Allotment Units	$323,692,510
Less:
Fair value of Public Warrants at issuance	(15,217,550)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,636,964)
Plus:
Initial accretion on Class A ordinary shares subject to possible redemption amount	32,854,514
Remeasurement on Class A ordinary shares subject to possible redemption amount	4,433,922
Class A ordinary shares subject to possible redemption, December 31, 2022	328,126,432
Less:
Redemption of Class A ordinary shares	(306,691,945)
Redemption payable	(5,587,383)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	3,720,218
Class A ordinary shares subject to possible redemption, September 30, 2023	$19,567,322

Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Public Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. As of December 31, 2022 and 2021, there were 32,369,251 Class A ordinary shares subject to possible redemption and classified outside of permanent equity in the balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering, including sale of the Over-Allotment Units	$323,692,510
Less:
Fair value of Public Warrants at issuance	(15,217,550)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,636,964)
Plus:
Initial accretion on Class A ordinary shares subject to possible redemption amount	32,854,514
Remeasurement on Class A ordinary shares subject to possible redemption amount	4,433,922
Class A ordinary shares subject to possible redemption, December 31, 2022	$328,126,432